Business Combination (Q2) (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Business Combination [Abstract]
Schedule of Aggregate Purchase Consideration	The aggregate purchase consideration was $1.0 billion, which was comprised of the following (in thousands):

Cash paid by the Company	$96,498
Fair value of Class A common stock and restricted stock awards issued by the Company	928,900
Fair value of replacement restricted stock units	3,861
Total purchase price	$1,029,259

Schedule of Recognized Asset Acquired and Liability
The allocation of the purchase price is preliminary and subject to change as the Company finalizes its assessment of the fair values of the assets acquired and liabilities assumed during the measurement period following the acquisition date. The preliminary fair values of assets acquired and liabilities assumed on the acquisition date are summarized as follows (in thousands):

Cash and cash equivalents	$50,792
Accounts receivable, net	13,418
Prepaid expenses and other current assets	2,205
Property and equipment, net	858
Operating lease right-of-use assets	1,080
Intangible assets, net	207,600
Goodwill	793,426
Other non-current assets	178
Total assets acquired	$1,069,557
Accounts payable	885
Accrued liabilities	7,036
Deferred revenue, current	25,414
Operating lease liabilities, current	283
Other current liabilities	31
Deferred revenue, non-current	309
Operating lease liabilities, non-current	797
Deferred tax liabilities, non-current	5,543
Total liabilities assumed	$40,298
Total purchase price	$1,029,259

The allocation of purchase consideration to the assets acquired and liabilities assumed based upon their estimated fair values as of the acquisition date is as follows (in thousands):

		Amount
Identifiable assets		$8,802
Total liabilities assumed	gg	(1,023)
Net assets acquired		7,779
Goodwill recognized		19,447
Total purchase price		$27,226

Schedule of Intangible Assets and The Estimated Useful Lives	The following table presents the amounts allocated to the intangible assets identified as of the date of acquisition and the estimated useful lives (in thousands):

	Fair Value	Useful Lives (in years)
Customer relationships	$36,100	12
Developed technology	161,800	5 - 7
Trade name	9,700	5
Total	$207,600